Commitments and Contingencies - Additional Information - Logitel (Details)	1 Months Ended		3 Months Ended
	Feb. 28, 2015 maintenance_and_safety_unit	Aug. 31, 2014 maintenance_and_safety_unit hull	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
Loss Contingencies [Line Items]
Loss contingency accrual				$ 43,000,000
Total principal				3,014,628,000	$ 3,173,229,000
Stavanger Spirit | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss								$ 170,000,000
Estimated claim			$ 186,200,000
Nantong Spirit | Logitel Offshore Rig III LLC
Loss Contingencies [Line Items]
Portion not accrued						$ 51,900,000
Nantong Spirit | Minimum
Loss Contingencies [Line Items]
Estimate of possible loss				10,000,000
Nantong Spirit | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss				40,000,000
Logitel
Loss Contingencies [Line Items]
Percentage of noncontrolling interest acquired		100.00%
Number of units for maintenance safety | maintenance_and_safety_unit	1	3
Logitel | Sevan Marine ASA
Loss Contingencies [Line Items]
Number of units for maintenance safety | hull		2
Loan facility							$ 50,000,000.0
Total principal				$ 50,000,000					$ 60,000,000
Logitel | Sevan Marine ASA | Cash Loan
Loss Contingencies [Line Items]
Loan facility									19,000,000
Logitel | Sevan Marine ASA | Vendor Credit Loan
Loss Contingencies [Line Items]
Loan facility									$ 41,000,000